Borrowings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Borrowings [Abstract]
Schedule of Borrowings not Including the Convertible Notes	Borrowings of the Company, not including the Convertible Notes discussed in Note 5, consisted of the following:
	September 30, 2024	December 31, 2023
Silverview Loan	$12,250,000	$12,250,000
PPP Loan	2,269,456	2,269,456
COVID19 TTS Loan	39,247	—
City of Eugene	389,875	—
Channel Partners Loan	16,569	149,824
Total Notes Payable	14,965,147	14,669,280
Less: Debt Issuance Costs	(159,330)	(398,324)
	14,805,817	14,270,956
Less: Notes Payable, Current	(14,415,942)	(14,270,956)
Notes Payable, net of Current Portion	$389,875	$—
Borrowings of the Company, not including the Convertible Notes discussed in Note 5, consisted of the following:
	December 31, 2023	December 31, 2022
Silverview Loan	$12,250,000	$12,250,000
PPP Loan	2,269,456	2,269,456
Channel Partners Loan (January 2022)	—	82,887
Channel Partners Loan (April 2023)	149,824	—
Total Notes Payable	14,669,280	14,602,343
Less: Debt Issuance Costs	(398,324)	(718,872)
	$14,270,956	$13,883,471

Schedule of Principal Repayments	The following table represents principal repayments from 2024 and the years through 2028 and thereafter:
Years Ending	Amount
2024	$14,575,272
2025	20,466
2026	63,539
2027	66,789
2028	239,081
thereafter	—
$14,965,147